TRADE RECEIVABLES AND OTHER - Contract Assets (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	€ 18	€ 23
Contract assets, Current	2	2
Unbilled tooling costs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	5	9
Contract assets, Current	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contact assets, Non-current	13	14
Contract assets, Current	€ 2	€ 2